SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,570,905		$ 1,529,231
Revenue
Revenue	2,312,353	$ 1,547,715
CA [member]
IfrsStatementLineItems [Line Items]
Non-current assets	940,435		980,758
Revenue
Revenue	2,308,375	1,544,083
US country [member]
IfrsStatementLineItems [Line Items]
Non-current assets	630,470		$ 548,473
Revenue
Revenue	$ 3,978	$ 3,632